UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2014 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
France — 8.1%
BNP Paribas	24,479	$1,445
Sanofi-Aventis SA	23,499	2,142
Schneider Electric SE	24,407	1,778
Technip SA	34,737	2,069

		7,434

Germany — 2.3%
Linde AG	11,486	2,116

Hong Kong — 7.1%
China Merchants Holdings International Co. Ltd.	595,345	2,000
China Mobile Ltd.	225,500	2,641
CNOOC Ltd.	1,387,000	1,875

		6,516

Japan — 8.8%
East Japan Railway Co.	18,500	1,394
Hitachi Ltd.	219,000	1,616
KDDI Corp.	33,600	2,111
Komatsu Ltd.	68,700	1,519
Shin-Etsu Chemical Co. Ltd.	21,500	1,400

		8,040

Netherlands — 5.2%
Akzo Nobel NV	40,308	2,789
Reed Elsevier NV	80,390	1,920

		4,709

Singapore — 0.4%
Sembcorp Marine Ltd.	143,000	351

South Korea — 5.0%
Hyundai Motor Co.	14,314	2,186
SK Telecom Co. Ltd.	9,676	2,367

		4,553

Switzerland — 4.5%
Credit Suisse Group	59,713	1,500
Novartis AG	28,630	2,655

		4,155

United Kingdom — 14.1%
Aviva PLC	244,190	1,835

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — (continued)
Barclays PLC	491,915	$1,849
British American Tobacco PLC	33,657	1,824
GlaxoSmithKline PLC	85,892	1,843
HSBC Holdings PLC	166,000	1,579
International Consolidated Airlines Group SA1	217,232	1,635
Michael Page International PLC	143,244	913
Vodafone Group PLC	414,337	1,421

		12,899

United States — 43.0%
Altria Group Inc.	32,500	1,601
Apollo Education Group Inc., Class A1	33,717	1,150
Carnival Corp.	44,800	2,031
Chevron Corp.	17,369	1,948
Citigroup Inc.	50,700	2,743
CSX Corp.	50,935	1,845
Eli Lilly & Co.	32,224	2,223
EMC Corp.	83,300	2,477
Johnson & Johnson	17,150	1,794
Mattel Inc.	46,425	1,437
Microsoft Corp.	62,052	2,882
National Oilwell Varco Inc.	39,300	2,575
Oracle Corp.	59,500	2,676
Progressive Corp.	62,400	1,684
QUALCOMM Inc.	32,100	2,386
SYNNEX Corp.	22,140	1,731
UnitedHealth Group Inc.	19,518	1,973
USG Corp.[1]	48,000	1,344
Walt Disney Co.	10,100	951
Wells Fargo & Co.	33,500	1,837

		39,288

Total Common Stock
(Cost $87,446) — 98.5%		90,061

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2014 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.030%**	1,401,563	$1,402

Total Short-Term Investment
(Cost $ 1,402) — 1.5%		1,402

Total Investments — 100.0%
(Cost $ 88,848)‡		91,463

Other Assets in Excess of Liabilities — 0.0%		16

Net Assets — 100.0%		$91,479

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
1	Non-income producing security.
‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $88,848 and the unrealized appreciation and depreciation were $7,853 and ($5,238), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
France	$—	$7,434	$—	$7,434
Germany	—	2,116	—	2,116
Hong Kong	—	6,516	—	6,516
Japan	—	8,040	—	8,040
Netherlands	—	4,709	—	4,709
Singapore	—	351	—	351
South Korea	—	4,553	—	4,553
Switzerland	—	4,155	—	4,155
United Kingdom	—	12,899	—	12,899
United States	39,288	—	—	39,288

Total Common Stock	39,288	50,773	—	90,061

Short-Term Investment	1,402	—	—	1,402

Total Investments in Securities	$40,690	$50,773	$—	$91,463

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended December 31, 2014, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities. There were no transfers into Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 25, 2015